Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets - Ordinary shares subject to possible redemption [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets [Line Items]
Ordinary shares subject to possible redemption Beginning	$ 323,911,642	$ 319,216,340
Plus:
Accretion adjustment of carrying value to redemption value	5,898,906	4,695,302
Ordinary shares subject to possible redemption Ending	35,555,976	$ 323,911,642
Redemptions of ordinary shares	$ (294,254,572)